Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
SEC Form	dei_DocumentType	497
Period end date	dei_DocumentPeriodEndDate	Mar. 31, 2023
Registrant Name	dei_EntityRegistrantName	EATON VANCE INVESTMENT TRUST
Registrant CIK	dei_EntityCentralIndexKey	0000779991
Investment Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2024
Eaton Vance National Limited Maturity Municipal Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Eaton Vance National Limited Maturity Municipal Income Fund’s primary benchmark is now the Bloomberg Municipal Bond Index.
Eaton Vance National Ultra-Short Municipal Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Eaton Vance National Ultra-Short Municipal Income Fund’s primary benchmark is now the Bloomberg Municipal Bond Index.
Eaton Vance Short Duration Municipal Opportunities Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Eaton Vance Short Duration Municipal Opportunities Fund’s primary benchmark is now the Bloomberg Municipal Bond Index.